Segments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [abstract]
Schedule of ING Group total	The following table specifies the segments by line of business and the main sources of income of each of the segments:

Specification of the main sources of income of each of the segments by line of business
Segments by line of business	Main source of income
Retail Netherlands
Income from products and services provided to private individuals, business banking clients and private banking clients in the Netherlands. The main products and services offered are daily banking, lending, savings, investments and insurance.

Retail Belgium
Income from products and services provided to private individuals, business banking clients and private banking clients in Belgium and Luxembourg. The main products and services offered are similar to those in the Netherlands.

Retail Germany
Income from products and services provided to private individuals, business banking clients and private banking clients in Germany. The main products and services offered are similar to those in the Netherlands.

Retail Other
Income from products and services provided to private individuals, business banking clients and private banking clients in the other retail countries. The main products and services offered are similar to those in the Netherlands.

Wholesale Banking
Income from wholesale banking activities, of which the main products are lending, payments & cash management, working capital solutions, trade finance, financial markets, corporate finance and treasury.

Specification of geographical split of the segments
Geographical split of the segments	Main countries
The Netherlands
Belgium	Including Luxembourg
Germany
Other Challengers	Australia, Italy, Spain and Portugal
Growth Markets	Poland, Romania and Türkiye
Wholesale Banking Rest of World	Other countries in Europe & Middle East, Americas, Asia
Other	Corporate Line

ING Group Total
12 month period	2025			2024			2023
in EUR million	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group	ING Bank	Other	Total ING Group
Income
Net interest income	14,542	139	14,681	14,749	275	15,023	15,809	166	15,976
Net fee and commission income	4,597	5	4,602	4,002	6	4,008	3,586	9	3,595
Total investment and other income	3,752		3,752	3,584		3,584	3,006	-1	3,005
– of which share of result from associates and joint ventures	200		200	170		170	144		144
– of which revaluations and trading income	3,422		3,421	3,407	1	3,407	2,910		2,910
Total income	22,891	144	23,035	22,334	281	22,615	22,401	174	22,575

Expenditure
Operating expenses	12,576	7	12,583	12,116	5	12,121	11,563	1	11,564
– of which Regulatory costs	866		866	882		882	1,042		1,042
Addition to loan loss provisions	1,304		1,304	1,194		1,194	520		520
Total expenses	13,879	7	13,887	13,310	5	13,315	12,083	1	12,084

Result before taxation	9,012	136	9,148	9,025	275	9,300	10,318	173	10,492
Taxation	2,510	35	2,545	2,580	71	2,650	2,926	44	2,970
Non-controlling interests	275		275	258		258	235		235
Net result IFRS-EU	6,226	101	6,327	6,187	205	6,392	7,157	129	7,287
Adjustment of the EU 'IAS 39 carve out'	1,996		1,996	-1,058		-1,058	-3,147		-3,147
Net result IFRS-IASB	8,223	101	8,324	5,130	205	5,334	4,010	129	4,140

Summary of reconciliation between IFRS and underlying income, expenses and net result

Reconciliation between IFRS-IASB and IFRS-EU income, expense and net result
12 month period	2025					2024					2023
in EUR million	Income	Expenses	Taxation	Non-controlling interests	Net result [1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]	Income	Expenses	Taxation	Non-controlling interests	Net result[1]
Net result IFRS-IASB attributable to equity holder of the parent	25,678	13,887	3,192	275	8,324	21,087	13,315	2,181	258	5,334	18,121	12,084	1,662	235	4,140

Remove impact of:
Adjustment of the EU 'IAS 39 carve out' [2]	-2,643		-647		-1,996	1,528		470		1,058	4,455		1,308		3,147
Net result ING Group IFRS-EU [3]	23,035	13,887	2,545	275	6,327	22,615	13,315	2,650	258	6,392	22,575	12,084	2,970	235	7,287
[1]Net result in the table above reflects the net result attributable to shareholders of the parent.
2ING prepares the Form 20-F in accordance with IFRS-IASB. This information is prepared by reversing the hedge accounting impacts that applied under the EU 'carve-out' version of IAS 39. For the underlying result, the impact of the carve-out is re-instated as this is the measure at which management monitors the business.
3IFRS-EU figures include the impact of applying the EU 'IAS 39 carve-out'.

Summary of segments banking

Segments
12 month period	2025							2024							2023
in EUR million	Retail Nether- lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Nether- lands	Retail Belgium	Retail Germany	Retail Other	Wholesale Banking	Corporate Line	Total	Retail Nether- lands	Retail Belgium	Retail Germany	Retail Other [1]	Wholesale Banking	Corporate Line	Total
Income
Net interest income	3,115	1,786	2,457	3,892	2,997	434	14,681	3,027	1,959	2,647	3,817	3,259	315	15,023	3,096	2,063	2,862	3,437	4,028	489	15,976
Net fee and commission income	1,128	692	632	717	1,433	1	4,602	1,049	603	433	609	1,317	-3	4,008	959	502	357	519	1,259	-1	3,595
Total investment and other income	726	197	-98	299	2,579	49	3,752	835	189	-173	263	2,405	66	3,584	945	117	-67	277	1,771	-38	3,005
– of which share of result from associates and joint ventures	-8	119		11	-56	133	200		81		8	-36	118	170				7	31	107	144
– of which revaluations and trading income	689	118	-112	257	2,571	-102	3,421	810	81	-160	253	2,478	-55	3,407	898	61	-57	264	1,730	13	2,910
Total income	4,968	2,674	2,991	4,908	7,009	484	23,035	4,910	2,751	2,906	4,688	6,981	378	22,615	5,001	2,683	3,152	4,233	7,057	450	22,575

Expenditure
Operating expenses	2,089	1,878	1,362	2,905	3,837	512	12,583	2,124	1,811	1,303	2,792	3,558	533	12,121	2,135	1,852	1,243	2,479	3,313	542	11,564
– of which Regulatory costs	67	261	32	287	219		866	114	206	88	261	212	1	882	212	211	96	252	271		1,042
Addition to loan loss provisions	107	153	171	323	549	1	1,304	-8	134	149	291	627	1	1,194	5	169	119	313	-92	5	520
Total expenses	2,196	2,031	1,533	3,228	4,386	513	13,887	2,117	1,944	1,452	3,083	4,185	534	13,315	2,140	2,022	1,362	2,792	3,222	547	12,084

Result before taxation	2,773	644	1,457	1,680	2,624	-30	9,148	2,793	807	1,455	1,605	2,796	-156	9,300	2,861	661	1,790	1,441	3,836	-97	10,492
Taxation	733	178	472	398	673	92	2,545	723	210	505	381	693	138	2,650	740	182	631	359	900	158	2,970
Non-controlling interests	0	0	2	225	48	0	275	0	0	1	221	35	0	258	0	0	0	174	61	0	235
Net result IFRS-EU [1]	2,040	466	983	1,058	1,902	-121	6,327	2,070	597	949	1,002	2,068	-294	6,392	2,121	479	1,159	908	2,875	-255	7,287
Adjustment of the EU 'IAS 39 carve out'					1,996		1,996					-1,058		-1,058					-3,147		-3,147
Net result IFRS-IASB [1]	2,040	466	983	1,058	3,899	-121	8,324	2,070	597	949	1,002	1,010	-294	5,334	2,121	479	1,159	908	-272	-255	4,140
[1]Net result in the table above reflects the net result attributable to shareholders of the parent.

Summary of geographical segments banking

Geographical split of the segments
12 month period	2025								2024								2023
in EUR million Income	Nether- lands	Belgium	Ger- many	Other Challen gers	Growth markets	Wholesale Banking Rest of World	Other	Total	Nether- lands	Belgium	Ger- many	Other Challen gers	Growth markets	Wholesale Banking Rest of World	Other	Total	Nether- lands	Belgium	Ger- many	Other Challen gers	Growth markets	Wholesale Banking Rest of World	Other	Total
Net interest income	2,925	2,277	2,936	2,099	2,526	1,487	431	14,681	3,063	2,478	3,182	2,131	2,409	1,448	312	15,023	3,773	2,712	3,375	2,121	1,961	1,548	486	15,976
Net fee and commission income	1,387	948	698	397	513	660	-1	4,602	1,329	832	484	337	445	585	-3	4,008	1,239	715	400	285	384	573	-1	3,595
Total investment and other income	2,079	198	-112	37	455	1,040	56	3,752	1,889	207	-188	27	408	1,167	74	3,584	1,627	145	-81	21	487	829	-25	3,005
– of which share of result from associates and joint ventures	1	54			11		133	200	-45	87			8		120	170	31				7		107	144
– of which revaluations and trading income	2,072	137	-147	3	409	1,074	-127	3,421	1,916	119	-191	2	403	1,217	-58	3,407	1,568	95	-83	4	479	841	6	2,910
Total income	6,392	3,422	3,522	2,533	3,493	3,186	486	23,035	6,282	3,517	3,478	2,495	3,262	3,200	382	22,615	6,639	3,573	3,694	2,427	2,833	2,950	460	22,575

Expenditure
Operating expenses	3,067	2,260	1,587	1,468	1,922	1,766	514	12,583	3,026	2,170	1,512	1,454	1,759	1,669	531	12,121	3,065	2,195	1,437	1,320	1,495	1,509	544	11,564
– of which Regulatory costs	112	285	33	36	320	80		866	159	228	90	61	260	83	1	882	296	243	103	92	207	101		1,042
Addition to loan loss provisions	168	298	259	134	239	205	1	1,304	42	148	222	188	214	378	1	1,194	-111	139	35	166	189	96	5	520
Total expenses	3,235	2,558	1,846	1,602	2,161	1,970	515	13,887	3,068	2,319	1,734	1,642	1,973	2,047	532	13,315	2,954	2,334	1,472	1,486	1,683	1,605	549	12,084

Result before taxation	3,157	865	1,676	931	1,333	1,216	-29	9,148	3,213	1,198	1,744	853	1,289	1,153	-149	9,300	3,685	1,239	2,222	941	1,149	1,345	-89	10,492
Retail Banking	2,773	644	1,457	593	1,087			6,554	2,793	807	1,455	534	1,071			6,660	2,861	661	1,790	649	792			6,753
Wholesale Banking	384	221	219	338	246	1,216		2,624	420	391	289	319	218	1,153	7	2,796	824	577	432	292	357	1,345	8	3,836
Corporate Line							-30	-30							-156	-156							-97	-97
Result before taxation	3,157	865	1,676	931	1,333	1,216	-29	9,148	3,213	1,198	1,744	853	1,289	1,153	-149	9,300	3,685	1,239	2,222	941	1,149	1,345	-89	10,492
Taxation	833	236	543	292	263	287	92	2,545	847	308	563	272	256	267	137	2,650	909	349	723	282	225	335	148	2,970
Non-controlling interests			2		273			275			1		256			258					234			235
Net result IFRS-EU 1	2,324	629	1,131	639	796	929	-121	6,327	2,367	889	1,179	581	777	886	-286	6,392	2,776	889	1,499	659	690	1,011	-237	7,287
Adjustment of the EU 'IAS 39 carve out'	931	603	465	15	1	-18		1,996	225	-398	-860	-5		-20		-1,058	-277	-1,012	-1,825	-9		-23		-3,147
Net result IFRS-IASB [1]	3,255	1,231	1,596	654	797	911	-121	8,324	2,591	492	319	576	777	865	-286	5,334	2,499	-123	-326	649	690	988	-237	4,140
[1]Net result in the table above reflects the net result attributable to shareholders of the parent.